Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Net Defined Benefit Plan Obligations
The movement on net defined benefit plan obligations was as follows:

	Pension Plans (1)		OPEB (1)		Total (1)

	2021	2020	2021	2020	2021	2020
As of January 1	(372)	(510)	(98)	(119)	(470)	(629)
Plan (expense) income recognized in income statement:	(60)	43	(6)	(3)	(66)	40
Actuarial gains (losses)	230	60	(2)	18	228	78
Exchange differences	(1)	5	1	2	-	7
Contributions paid	32	28	9	6	41	34
Other	-	2	-	(2)	-	-
Net plan obligations as of December 31	(171)	(372)	(96)	(98)	(267)	(470)
Net plan surpluses recognized in non-current assets					239	128
Net plan obligations recognized in non-current liabilities					(506)	(598)
(1) Includes amounts for immaterial defined benefit and OPEB plans that are not included in the detailed analysis below.

Summary of Net Surpluses (Obligations) of Material Defined Benefit Plans
The net surpluses (obligations) of the material defined benefit plans recognized in the consolidated statement of financial position were as follows:

	Funded		Unfunded (1)		OPEB		Total
As of December 31,	2021	2020	2021	2020	2021	2020	2021	2020
Present value of plan obligations	(3,658)	(3,915)	(295)	(317)	(72)	(75)	(4,025)	(4,307)
Fair value of plan assets	3,790	3,867	-	-	-	-	3,790	3,867
Net plan assets (obligations)	132	(48)	(295)	(317)	(72)	(75)	(235)	(440)
Net plan surpluses	235	125	-	-	-	-	235	125
Net plan obligations	(103)	(173)	(295)	(317)	(72)	(75)	(470)	(565)
(1) Unfunded pension plans consist of SERPs for eligible employees.

Disclosure of Present Value of Defined Benefit Obligations
The following summarizes activity in the defined benefit obligation:

Present Value of Defined Benefit Obligations	Funded		Unfunded		OPEB		Total

As of December 31,	2021	2020	2021	2020	2021	2020	2021	2020
Opening defined benefit obligation	(3,915)	(3,628)	(317)	(299)	(75)	(102)	(4,307)	(4,029)
Current service cost	(42)	(44)	(1)	(1)	(1)	-	(44)	(45)
Administration fees	(7)	(7)	(1)	(1)	-	-	(8)	(8)
Interest cost	(90)	(103)	(8)	(9)	(1)	(3)	(99)	(115)
Actuarial gains (losses) from changes in financial assumptions (1)	186	(406)	9	(20)	3	(10)	198	(436)
Actuarial (losses) gains from changes in demographic assumptions	(5)	23	-	2	-	1	(5)	26
Experience (losses) gains (2)	-	(20)	(4)	(3)	(5)	28	(9)	5
Contributions by employees	(2)	(1)	-	-	(2)	(2)	(4)	(3)
Benefits paid	198	190	27	20	9	8	234	218
Administration fees disbursements	6	7	-	-	-	-	6	7
Plan amendments (3)	4	119	-	(4)	-	-	4	115
Exchange differences	9	(43)	-	(2)	-	-	9	(45)
Other	-	(2)	-	-	-	5	-	3
Closing defined benefit obligation	(3,658)	(3,915)	(295)	(317)	(72)	(75)	(4,025)	(4,307)
(1) Gains in 2021 were primarily associated with an increase in discount rates used to measure the obligation. Losses in 2020 were primarily associated with a decrease in discount rates used to measure the obligation.
(2) In 2020, OPEB experience gains reflect
ed
lower costs due to transition of the U.S. retiree medical plan from self-insured to an insurance company.
(3) In 2021, gains in funded plans primarily relate
d
to a plan amendment to freeze the TTC plan from future service accruals effective July 1, 2021. In 2020, gains in funded plans primarily relate
d
to a plan amendment to freeze the TRGP from future service accruals effective January 1, 2023.

Defined Benefit Obligation - Other Disclosures
The total closing defined benefit obligation can be further analyzed by participant group and by geography.

As of December 31,	2021	2020	As of December 31,	2021	2020
Active employees	27%	27%	U.S.	69%	69%
Deferred	34%	35%	U.K.	27%	27%
Retirees	39%	38%	Rest of world	4%	4%
Closing defined benefit obligation	100%	100%		100%	100%

Fair Value of Plan Assets
The following summarizes activity in plan assets:

Fair Value of Plan Assets	Funded		Unfunded		OPEB		Total

As of December 31,	2021	2020	2021	2020	2021	2020	2021	2020
Opening fair value of plan assets	3,867	3,428	-	-	-	-	3,867	3,428
Interest income (1)	87	94	-	-	-	-	87	94
Return on plan assets excluding amounts included in interest income (2)	43	482	-	-	-	-	43	482
Contributions by employer	4	7	27	20	7	6	38	33
Contributions by employees	2	1	-	-	2	2	4	3
Benefits paid	(198)	(190)	(27)	(20)	(9)	(8)	(234)	(218)
Administration fees disbursements	(6)	(7)	-	-	-	-	(6)	(7)
Exchange differences	(9)	51	-	-	-	-	(9)	51
Other	-	1	-	-	-	-	-	1
Closing fair value of plan assets	3,790	3,867	-	-	-	-	3,790	3,867
(1) Interest income is calculated using the discount rate for the period.
(2) Return on plan assets represents the difference between the actual return on plan assets and the interest income computed using the discount rate.

Summary of Major Categories of Plan Assets for Funded Plans
In aggregate, the major categories of plan assets for funded plans were as follows:

	Quoted (1)		Unquoted		Total

As of December 31,	2021	2020	2021	2020	2021	2020
Equities (2)
U.S.	141	157	39	65	180	222
U.K.	3	3	-	-	3	3
All other	104	109	391	526	495	635
Total Equities	248	269	430	591	678	860
Bonds (3)
Corporate
U.S.	3	226	1,060	791	1,063	1,017
U.K.	-	-	15	-	15	-
All other	3	3	148	109	151	112
Government
U.S.	3	3	289	631	292	634
All other	5	4	33	13	38	17
Other fixed income	70	73	185	183	255	256
Total Bonds	84	309	1,730	1,727	1,814	2,036
Multi-asset (4)	1	1	287	134	288	135
Property	4	4	-	-	4	4
Insurance	-	-	34	36	34	36
Derivatives	6	-	625	679	631	679
Cash and cash equivalents	41	12	292	97	333	109
Other	8	1	-	7	8	8
Total	392	596	3,398	3,271	3,790	3,867
(1) Asset valuation based on Level 1 evidence under the fair value hierarchy: quoted prices (unadjusted) in active markets for identical assets or liabilities.
(2) Equities include direct shareholdings and funds focused on equity strategies.
(3) Bonds include direct credit holdings and funds focused on fixed income strategies. Within this grouping, Government includes debt issued by national, state and local government agencies and Other fixed income includes blended Corporate/Government credit strategies.
(4) Multi-asset includes funds that invest in a range of asset classes.

Summary of Weighted-Average Actuarial Assumptions
The weighted-average actuarial assumptions were as follows:

	Funded		Unfunded		OPEB

As of December 31,	2021	2020	2021	2020	2021	2020
Discount rate	2.60%	2.22%	2.92%	2.59%	2.55%	2.05%
Inflation assumption	2.93%	2.78%	2.72%	2.71%	-	-
Rate of increase in salaries	3.48%	3.48%	1.64%	1.75%	3.50%	3.50%
Rate of increase in pension payments	3.13%	2.79%	2.77%	2.75%	-	-
Medical cost trend	-	-	-	-	7.10%	7.50%

Summary of Life Expectation in Years of an Average Plan Participant
The following table illustrates the life expectation in years of an average plan participant retiring at age 65 as of December 31, 2021 and 2020 and a plan participant at age 40 as of December 31, 2021 and 2020 retiring 25 years later at age 65 under the mortality assumptions used.

December 31, 2021	Life Expectation in Years

	Male	Female
Employee retiring as of December 31, 2021 at age 65	22	23
Employee age 40 as of December 31, 2021 retiring at age 65	23	25

December 31, 2020	Life Expectation in Years

	Male	Female
Employee retiring as of December 31, 2020 at age 65	21	23
Employee age 40 as of December 31, 2020 retiring at age 65	23	24

Defined Benefit Plan Expense
Defined benefit plan (income) expense for material defined benefit plans for years ended December 31,
2021
and 2020 was as follows:

Income Statement (1)	Funded		Unfunded		OPEB		Total

Year ended December 31,	2021	2020	2021	2020	2021	2020	2021	2020
Current service cost	42	44	1	1	1	-	44	45
Net interest cost	3	9	8	9	1	3	12	21
Administration fees	7	7	1	1	-	-	8	8
Plan amendments (2)	(4)	(119)	-	4	-	-	(4)	(115)
Defined benefit plan expense (income)	48	(59)	10	15	2	3	60	(41)
(1) Current service cost and administration fees are included in the “Post-employment benefits” component of “Operating expenses” as set out in note 5. Net interest cost is reported in “Finance costs, net” as set out in note 7.
(2) In 2021, gains in funded plans related to the TTC plan amendment to freeze the plan from future service accruals effective July 1, 2021. In 2020, gains in funded plans related to the TRGP amendment to freeze the plan from future service accruals effective January 1, 2023.

Summary of Amounts Recognized in Other Comprehensive Loss (Income) for Material Defined Benefit Plans
The following summarizes amounts recognized in other comprehensive (income) loss for material defined benefit plans:

Other Comprehensive (Income) Loss	Funded		Unfunded		OPEB		Total
Year ended December 31,	2021	2020	2021	2020	2021	2020	2021	2020
Remeasurement (gains) losses on defined benefit obligation:
Due to financial assumption changes	(186)	406	(9)	20	(3)	10	(198)	436
Due to demographic assumption changes	5	(23)	-	(2)	-	(1)	5	(26)
Due to experience	-	20	4	3	5	(28)	9	(5)
Return on plan assets greater than discount rate	(43)	(482)	-	-	-	-	(43)	(482)
Total recognized in other comprehensive (income) loss before taxation	(224)	(79)	(5)	21	2	(19)	(227)	(77)

Accumulated Comprehensive Loss (Income)	Funded		Unfunded		OPEB		Total
	2021	2020	2021	2020	2021	2020	2021	2020
Balance of accumulated comprehensive loss (income) at January 1	1,312	1,391	103	82	(106)	(87)	1,309	1,386
Net actuarial (gains) losses recognized in the year	(224)	(79)	(5)	21	2	(19)	(227)	(77)
Total accumulated comprehensive loss (income) at December 31,	1,088	1,312	98	103	(104)	(106)	1,082	1,309